Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ (198.4)		$ (159.2)	$ (167.3)
Investment expenses	(10.3)		(11.7)	(12.7)
Net investment income	188.1	[1]	147.5	154.6
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(95.6)		(87.2)	(106.5)
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.6)		(0.1)	(0.8)
Short-term investment, Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.1)		0.0	(0.5)
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(6.6)		(0.7)	(6.4)
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(0.3)		(0.9)	(1.4)
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(24.3)		(18.2)	(20.9)
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	(13.9)		(21.9)	(2.0)
Fixed Income Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ (57.0)		$ (30.2)	$ (32.8)

[1]	Net investment income includes related party investment income of $3.1 million and related party investment management fees of $4.9 million (2021 — $5.8 million, 2020 — $5.3 million).